Discontinued Business (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Financial Information for Discontinued Business

Summarized financial information for our discontinued business related to LCDP is as follows:

	2010	2011	2012

Net sales	86,108	77,240	24,187

Income (loss) before income tax	6,719	479	(978)
Income tax (expenses) credit	(1,579)	440	284

Income (loss) from discontinued business, net of income tax	5,140	919	(694)

Accounts receivable		8,715	112
Inventories		5,341	—
Prepaid expense and other receivables		5,592	—
Deferred tax assets		2,314	—
Property, plant and equipment, net		11,921	—
Deposits for property, plant and equipment		296	—

Total assets		34,179	112

Accounts payable		8,626	—
Accrued expenses and other payables		2,306	515
Income taxes payable		(652)	—

Total liabilities		10,280	515

Net assets (liabilities) of discontinued business		23,899	(403)